Long-term Debt - Loan Details (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	5 Months Ended	6 Months Ended		3 Months Ended	10 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	10 Months Ended
	Aug. 01, 2013	May 20, 2014	Jun. 16, 2014	Jun. 26, 2014	Apr. 14, 2014	Nov. 07, 2014	Jul. 31, 2014	Oct. 31, 2014	Dec. 09, 2014	Dec. 22, 2014	Nov. 30, 2014	Dec. 29, 2014	Nov. 06, 2014	Aug. 19, 2014
ABN $87,458 Facility
Long term debt [Line Items]
Loan amount	$ 34,458
Vessels provided as security	Obelix, Maiden Voyage, Big Bang, Strange Attractor, Big Fish and Pantagruel
Deutsche Bank $85,000 Facility
Long term debt [Line Items]
Loan amount		85,000
Vessels provided as security		Magnum Opus, Peloreus and Leviathan
HSBC $86,600 Facility
Long term debt [Line Items]
Loan amount			86,600
Vessels provided as security			Kymopolia, Mercurial Virgo, Pendulum, Amami and Madredeus.
CEXIM $57,360 Facility
Long term debt [Line Items]
Loan amount				57,360
Vessels provided as security				Bruno Mars and Jenmark
HSBC $20,000 Dioriga Facility
Long term debt [Line Items]
Loan amount					20,000
Vessels provided as security					Tsu Ebisu
NIBC $32,000 Facility
Long term debt [Line Items]
Loan amount						32,000
Vessels provided as security						Star Aquarius and Star Pisces
BNP $32,480 Facility
Long term debt [Line Items]
Loan amount							32,500
Vessels provided as security							Indomitable
Excel vessel Bridge Facility
Long term debt [Line Items]
Loan amount														231,000
DVB $24,750 Facility
Long term debt [Line Items]
Loan amount								24,750
Vessels provided as security								Star Martha
Excel Vessel CiT Facility
Long term debt [Line Items]
Loan amount									30,000
Vessels provided as security									11 of the older Excel Vessels
Sinosure Facility
Long term debt [Line Items]
Loan amount										156,453
Vessels provided as security										Honey Badger, Wolverine, Star Antares, Star Lutas, Kennadi, Mackenzie, Night Owl and Early Bird
Citi Facility
Long term debt [Line Items]
Loan amount										100,000
Vessels provided as security										Star Pauline, Star Despoina, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina
Heron Vessels Facility
Long term debt [Line Items]
Loan amount											25,311
Vessels provided as security											Star Gwyneth and Star Angelina
DNB $120,000 Facility
Long term debt [Line Items]
Loan amount												120,000
Vessels provided as security												Star Nasia, Star Monisha, Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria
8.00% 2019 Notes
Long term debt [Line Items]
Loan amount													50,000
Proceeds from issuance of notes													$ 48,425
Fixed interest rate on notes													8.00%